As filed with the Securities and Exchange Commission on March 19, 2012
1933 Act Registration No. 002-85229
1940 Act Registration No. 811-03802

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[ X ]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	89	[ X ]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[ X ]
Amendment No.	90	[ X ]

(Check appropriate box or boxes)

NEUBERGER BERMAN INCOME FUNDS
______________________

(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York  10158-0180
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York  10158-0180
(Name and Address of Agent for Service)

With copies to:

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
___________________________________

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

 X immediately upon filing pursuant to paragraph (b)
      on   pursuant to paragraph (b)
     60 days after filing pursuant to paragraph (a)(1)
    on _______________ pursuant to paragraph (a)(1)
     75 days after filing pursuant to paragraph (a)(2)
     on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectuses for the following classes of the following funds, which were filed with the Securities and Exchange Commission in Post-Effective Amendment No. 88 to the Registrant’s registration statement on February 27, 2012:

Institutional Class shares of Neuberger Berman Core Bond Fund, Neuberger Berman Floating Rate Income Fund, Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal Intermediate Bond Fund, Neuberger Berman Short Duration Bond Fund and Neuberger Berman Strategic Income Fund.

Investor Class shares of Neuberger Berman Core Bond Fund, Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal Intermediate Bond Fund and Neuberger Berman Short Duration Bond Fund.

Class A shares of Neuberger Berman Core Bond Fund, Neuberger Berman Floating Rate Income Fund, Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal Intermediate Bond Fund, Neuberger Berman Short Duration Bond Fund and Neuberger Berman Strategic Income Fund.

Class C shares of Neuberger Berman Core Bond Fund, Neuberger Berman Floating Rate Income Fund, Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal Intermediate Bond Fund, Neuberger Berman Short Duration Bond Fund and Neuberger Berman Strategic Income Fund.

Class R3 shares of Neuberger Berman High Income Bond Fund.

Trust Class shares of Neuberger Berman Short Duration Bond Fund and Neuberger Berman Strategic Income Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 89 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 19th day of March, 2012.

       NEUBERGER BERMAN INCOME FUNDS

       By:            /s/ Robert Conti
       Name:      Robert Conti
       Title:        President and Chief Executive Officer

              Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 89 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert Conti	President, Chief Executive Officer and Trustee	March 19, 2012
Robert Conti
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	March 19, 2012
John M. McGovern
/s/ Joseph V. Amato	Trustee	March 19, 2012
Joseph V. Amato*
/s/ John Cannon	Trustee	March 19, 2012
John Cannon*
/s/ Faith Colish	Trustee	March 19, 2012
Faith Colish*
/s/ Martha C. Goss	Trustee	March 19, 2012
Martha C. Goss*
/s/ C. Anne Harvey	Trustee	March 19, 2012
C. Anne Harvey*
/s/ Robert A. Kavesh	Trustee	March 19, 2012
Robert A. Kavesh*
/s/ Michael M. Knetter	Trustee	March 19, 2012
Michael M. Knetter*
/s/ Howard A. Mileaf	Trustee	March 19, 2012
Howard A. Mileaf*

Signature	Title	Date

/s/ George W. Morriss	Trustee	March 19, 2012
George W. Morriss*

/s/ Edward I. O’Brien	Trustee	March 19, 2012
Edward I. O’Brien*
/s/ Jack L. Rivkin	Trustee	March 19, 2012
Jack L. Rivkin*
/s/ Cornelius T. Ryan	Trustee	March 19, 2012
Cornelius T. Ryan*
/s/ Tom D. Seip	Chairman of the Board and Trustee	March 19, 2012
Tom D. Seip*
/s/ Candace L. Straight	Trustee	March 19, 2012
Candace L. Straight*
/s/ Peter P. Trapp	Trustee	March 19, 2012
Peter P. Trapp*
*Signatures affixed by Lynn A. Schweinfurth on March 19, 2012 pursuant to a power of attorney filed with Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802, on May 15, 2009.

NEUBERGER BERMAN INCOME FUNDS
EXHIBIT INDEX

Exhibit	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase